UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03940

BNY Mellon Strategic Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Active MidCap Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Active MidCap Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class A – DNLDX

This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$50	0.98%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$434	241	31.53%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0085SA0624

BNY Mellon Active MidCap Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class C – DNLCX

This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$88	1.74%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$434	241	31.53%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0271SA0624

BNY Mellon Active MidCap Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class I – DNLRX

This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$37	0.73%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$434	241	31.53%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0272SA0624

BNY Mellon Active MidCap Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class Y – DNLYX

This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$38	0.75%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$434	241	31.53%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0011SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Active MidCap Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Class	Ticker
A	DNLDX
C	DNLCX
I	DNLRX
Y	DNLYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Active MidCap Fund

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .8%
Adient PLC	36,809	[a]	909,550
Aptiv PLC	40,021	[a]	2,818,279
			3,727,829
Banks - 2.0%
Fifth Third Bancorp	137,849		5,030,110
First Citizens Bancshares, Inc., Cl. A	985		1,658,356
Popular, Inc.	11,596		1,025,434
Zions Bancorp NA	26,395		1,144,751
			8,858,651
Capital Goods - 15.0%
A.O. Smith Corp.	26,600		2,175,348
Acuity Brands, Inc.	7,711		1,861,744
Advanced Drainage Systems, Inc.	5,161		827,773
Armstrong World Industries, Inc.	13,310		1,507,224
Axon Enterprise, Inc.	7,184	[a]	2,113,820
Carlisle Cos., Inc.	8,376		3,394,039
Donaldson Co., Inc.	19,877		1,422,398
EMCOR Group, Inc.	17,828		6,508,646
Ferguson PLC	13,431		2,600,913
Fortune Brands Innovations, Inc.	25,791		1,674,868
Generac Holdings, Inc.	29,276	[a]	3,870,873
Ingersoll Rand, Inc.	42,665		3,875,689
ITT, Inc.	23,041		2,976,436
Kennametal, Inc.	54,987		1,294,394
Lincoln Electric Holdings, Inc.	14,954		2,820,923
Masco Corp.	24,571		1,638,149
MSC Industrial Direct Co., Inc., Cl. A	10,760		853,376
Parker-Hannifin Corp.	6,408		3,241,230
Simpson Manufacturing Co., Inc.	9,054		1,525,871
Textron, Inc.	17,553		1,507,101
The AZEK Company, Inc.	26,690	[a]	1,124,450
The Middleby Corp.	7,467	[a]	915,529
The Timken Company	20,821		1,668,387
Trane Technologies PLC	11,492		3,780,064
United Rentals, Inc.	4,888		3,161,216
Vertiv Holdings Co., Cl. A	21,488		1,860,216
W.W. Grainger, Inc.	4,271		3,853,467
Watts Water Technologies, Inc., Cl. A	6,562		1,203,274
			65,257,418
Commercial & Professional Services - 3.0%
Broadridge Financial Solutions, Inc.	6,985		1,376,045
Clarivate PLC	113,872	[a,b]	647,932
Dayforce, Inc.	23,787	[a]	1,179,835
Jacobs Solutions, Inc.	31,219		4,361,606
Paychex, Inc.	22,916		2,716,921
Paycom Software, Inc.	4,823		689,882

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - 3.0% (continued)
Robert Half, Inc.	30,029		1,921,255
			12,893,476
Consumer Discretionary Distribution & Retail - 3.6%
AutoZone, Inc.	494	[a]	1,464,265
Bath & Body Works, Inc.	24,027		938,254
Best Buy Co., Inc.	12,437		1,048,315
eBay, Inc.	42,644		2,290,836
Etsy, Inc.	22,022	[a]	1,298,858
Kohl's Corp.	31,600		726,484
O'Reilly Automotive, Inc.	2,022	[a]	2,135,353
Ross Stores, Inc.	24,052		3,495,237
The Gap, Inc.	35,806		855,405
Williams-Sonoma, Inc.	4,545	[b]	1,283,372
			15,536,379
Consumer Durables & Apparel - 3.0%
Carter's, Inc.	12,495		774,315
Crocs, Inc.	6,536	[a]	953,864
D.R. Horton, Inc.	8,127		1,145,338
Deckers Outdoor Corp.	1,735	[a]	1,679,393
Helen of Troy Ltd.	8,168	[a]	757,500
PulteGroup, Inc.	11,081		1,220,018
Ralph Lauren Corp.	9,603		1,681,101
Skechers USA, Inc., Cl. A	16,945	[a]	1,171,238
Tapestry, Inc.	31,827		1,361,877
TopBuild Corp.	3,974	[a]	1,531,063
Whirlpool Corp.	7,859		803,190
			13,078,897
Consumer Services - 2.7%
Boyd Gaming Corp.	9,519		524,497
Chipotle Mexican Grill, Inc.	35,650	[a]	2,233,472
Darden Restaurants, Inc.	4,544		687,598
Expedia Group, Inc.	12,157	[a]	1,531,660
Grand Canyon Education, Inc.	17,504	[a]	2,448,985
MGM Resorts International	41,884	[a]	1,861,325
Royal Caribbean Cruises Ltd.	15,246	[a]	2,430,670
			11,718,207
Consumer Staples Distribution & Retail - 1.7%
Dollar Tree, Inc.	6,427	[a]	686,211
Performance Food Group Co.	17,726	[a]	1,171,866
Sprouts Farmers Market, Inc.	22,816	[a]	1,908,787
The Kroger Company	21,100		1,053,523
US Foods Holding Corp.	45,062	[a]	2,387,385
			7,207,772
Energy - 4.3%
ChampionX Corp.	51,709		1,717,256
Cheniere Energy, Inc.	4,072		711,908
CNX Resources Corp.	46,952	[a,b]	1,140,934
Diamondback Energy, Inc.	6,900		1,381,311
Halliburton Co.	96,605		3,263,317
Matador Resources Co.	20,087		1,197,185
Murphy Oil Corp.	41,822		1,724,739

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 4.3% (continued)
Phillips 66	48,611		6,862,415
Valaris Ltd.	8,916	[a,b]	664,242
			18,663,307
Equity Real Estate Investment Trusts - 7.0%
Brixmor Property Group, Inc.	144,060	[c]	3,326,345
BXP, Inc.	21,430	[c]	1,319,231
Douglas Emmett, Inc.	61,585	[b,c]	819,696
EastGroup Properties, Inc.	11,785	[c]	2,004,628
Essex Property Trust, Inc.	11,757	[c]	3,200,255
First Industrial Realty Trust, Inc.	46,582	[c]	2,213,111
Host Hotels & Resorts, Inc.	38,528	[c]	692,733
Invitation Homes, Inc.	48,237	[c]	1,731,226
Kilroy Realty Corp.	56,462	[c]	1,759,921
Lamar Advertising Co., Cl. A	12,785	[c]	1,528,191
Mid-America Apartment Communities, Inc.	28,492	[c]	4,063,244
NNN REIT, Inc.	69,963	[c]	2,980,424
Sabra Health Care REIT, Inc.	24,591	[c]	378,701
Simon Property Group, Inc.	27,928	[c]	4,239,470
			30,257,176
Financial Services - 7.5%
Ameriprise Financial, Inc.	8,833		3,773,369
Apollo Global Management, Inc.	15,424		1,821,112
Coinbase Global, Inc., Cl. A	7,130	[a]	1,584,500
Discover Financial Services	18,353		2,400,756
Euronet Worldwide, Inc.	17,210	[a]	1,781,235
FactSet Research Systems, Inc.	1,465		598,116
Federated Hermes, Inc.	65,938		2,168,041
Global Payments, Inc.	8,057		779,112
Jack Henry & Associates, Inc.	8,200		1,361,364
LPL Financial Holdings, Inc.	6,173		1,724,119
MSCI, Inc.	5,500		2,649,625
OneMain Holdings, Inc.	20,948		1,015,769
Rithm Capital Corp.	147,392	[c]	1,608,047
SEI Investments Co.	16,055		1,038,598
Synchrony Financial	27,311		1,288,806
T. Rowe Price Group, Inc.	57,636		6,646,007
XP, Inc., Cl. A	32,803	[a]	577,005
			32,815,581
Food, Beverage & Tobacco - 2.4%
Celsius Holdings, Inc.	22,630	[a]	1,291,947
Freshpet, Inc.	6,137	[a]	794,066
Hormel Foods Corp.	70,537		2,150,673
McCormick & Co., Inc.	18,823		1,335,304
Molson Coors Beverage Co., Cl. B	35,040		1,781,083
The Hershey Company	17,605		3,236,327
			10,589,400
Health Care Equipment & Services - 4.9%
Align Technology, Inc.	5,690	[a]	1,373,737
Cardinal Health, Inc.	11,235		1,104,625
Cencora, Inc.	3,692		831,808
Chemed Corp.	2,851		1,546,896

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 4.9% (continued)
DexCom, Inc.	23,201	[a]	2,630,529
Doximity, Inc., Cl. A	24,312	[a,b]	680,007
Henry Schein, Inc.	13,072	[a]	837,915
IDEXX Laboratories, Inc.	7,479	[a]	3,643,769
Inspire Medical Systems, Inc.	3,941	[a,b]	527,424
Insulet Corp.	4,773	[a]	963,191
Molina Healthcare, Inc.	3,052	[a]	907,360
Option Care Health, Inc.	19,692	[a]	545,468
Penumbra, Inc.	3,408	[a]	613,338
ResMed, Inc.	12,246		2,344,129
Teladoc Health, Inc.	71,024	[a]	694,615
Teleflex, Inc.	4,190		881,283
Veeva Systems, Inc., Cl. A	5,922	[a]	1,083,785
			21,209,879
Household & Personal Products - .8%
Reynolds Consumer Products, Inc.	78,420		2,194,192
The Clorox Company	10,176		1,388,719
			3,582,911
Insurance - 7.2%
Aflac, Inc.	12,735		1,137,363
Arch Capital Group Ltd.	28,589	[a]	2,884,344
Assurant, Inc.	6,055		1,006,644
Cincinnati Financial Corp.	16,571		1,957,035
Everest Group Ltd.	3,809		1,451,305
Globe Life, Inc.	26,693		2,196,300
Kinsale Capital Group, Inc.	2,963	[b]	1,141,585
Loews Corp.	77,842		5,817,911
Markel Group, Inc.	1,000	[a]	1,575,660
Primerica, Inc.	10,628		2,514,372
RenaissanceRe Holdings Ltd.	3,054		682,600
The Hartford Financial Services Group, Inc.	48,427		4,868,851
Unum Group	31,469		1,608,381
W.R. Berkley Corp.	24,465		1,922,460
White Mountains Insurance Group Ltd.	396		719,710
			31,484,521
Materials - 4.0%
Berry Global Group, Inc.	11,337	[b]	667,182
Cabot Corp.	12,128		1,114,442
Cleveland-Cliffs, Inc.	49,194	[a]	757,096
DuPont de Nemours, Inc.	7,062		568,420
Eagle Materials, Inc.	17,513		3,808,377
Element Solutions, Inc.	40,167		1,089,329
Greif, Inc., Cl. A	14,363		825,442
NewMarket Corp.	1,609		829,552
Nucor Corp.	17,326		2,738,894
PPG Industries, Inc.	22,246		2,800,549
RPM International, Inc.	19,222		2,069,825
			17,269,108
Media & Entertainment - 4.3%
Electronic Arts, Inc.	22,129		3,083,234
Fox Corp., Cl. A	31,762		1,091,660

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Media & Entertainment - 4.3% (continued)
Match Group, Inc.	54,430	[a]	1,653,583
Omnicom Group, Inc.	13,805		1,238,308
Pinterest, Inc., Cl. A	21,204	[a]	934,460
Roku, Inc.	16,836	[a]	1,008,981
Spotify Technology SA	10,158	[a]	3,187,479
The New York Times Company, Cl. A	37,110		1,900,403
The Trade Desk, Inc., Cl. A	41,381	[a]	4,041,682
Ziff Davis, Inc.	8,164	[a]	449,428
			18,589,218
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
Agilent Technologies, Inc.	43,562		5,646,942
Azenta, Inc.	8,562	[a]	450,532
Bruker Corp.	8,802		561,656
Charles River Laboratories International, Inc.	5,918	[a]	1,222,540
Elanco Animal Health, Inc.	18,800	[a]	271,284
Exelixis, Inc.	32,534	[a]	731,039
ICON PLC	3,684	[a]	1,154,823
IQVIA Holdings, Inc.	10,799	[a]	2,283,341
Medpace Holdings, Inc.	4,523	[a]	1,862,798
Mettler-Toledo International, Inc.	1,282	[a]	1,791,710
Sarepta Therapeutics, Inc.	6,914	[a]	1,092,412
Waters Corp.	3,295	[a]	955,945
West Pharmaceutical Services, Inc.	9,478		3,121,958
			21,146,980
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.	49,082		1,964,262
Enphase Energy, Inc.	2,244	[a]	223,749
First Solar, Inc.	3,097	[a]	698,250
Monolithic Power Systems, Inc.	4,817		3,958,033
Rambus, Inc.	15,502	[a]	910,898
Skyworks Solutions, Inc.	40,719		4,339,831
			12,095,023
Software & Services - 6.7%
Akamai Technologies, Inc.	11,078	[a]	997,906
Ansys, Inc.	5,584	[a]	1,795,256
AppLovin Corp., Cl. A	13,774	[a]	1,146,272
Cadence Design Systems, Inc.	5,430	[a]	1,671,082
CrowdStrike Holdings, Inc., Cl. A	9,481	[a]	3,633,024
DocuSign, Inc.	27,818	[a]	1,488,263
EPAM Systems, Inc.	3,212	[a]	604,209
Fortinet, Inc.	8,773	[a]	528,749
Gartner, Inc.	4,000	[a]	1,796,240
Globant SA	5,947	[a]	1,060,112
HubSpot, Inc.	4,315	[a]	2,544,944
MongoDB, Inc.	4,927	[a]	1,231,553
Palantir Technologies, Inc., Cl. A	136,006	[a]	3,445,032
Pegasystems, Inc.	17,802		1,077,555
RingCentral, Inc., Cl. A	27,705	[a]	781,281
Smartsheet, Inc., Cl. A	24,633	[a]	1,085,823
Synopsys, Inc.	1,770	[a]	1,053,256
Teradata Corp.	25,567	[a]	883,596

Statement of Investments (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 6.7% (continued)
Twilio, Inc., Cl. A		6,200	[a]	352,222
Verisign, Inc.		5,339	[a]	949,274
Zoom Video Communications, Inc., Cl. A		16,504	[a]	976,872
				29,102,521
Technology Hardware & Equipment - 3.5%
Amphenol Corp., Cl. A		99,786		6,722,583
Arista Networks, Inc.		2,311	[a]	809,959
CDW Corp.		1,800		402,912
Ciena Corp.		17,145	[a]	826,046
HP, Inc.		27,643		968,058
IPG Photonics Corp.		10,604	[a]	894,872
Littelfuse, Inc.		6,287		1,606,894
NetApp, Inc.		22,225		2,862,580
				15,093,904
Transportation - .4%
Delta Air Lines, Inc.		29,669		1,407,497
Hertz Global Holdings, Inc.		130,752	[a,b]	461,555
				1,869,052
Utilities - 6.6%
ALLETE, Inc.		11,981		747,015
American Water Works Co., Inc.		13,008		1,680,113
Avangrid, Inc.		22,898		813,566
Consolidated Edison, Inc.		28,022		2,505,727
Constellation Energy Corp.		41,028		8,216,678
Edison International		9,678		694,977
New Jersey Resources Corp.		37,006		1,581,636
OGE Energy Corp.		25,908		924,916
ONE Gas, Inc.		32,948		2,103,730
Pinnacle West Capital Corp.		41,682		3,183,671
Public Service Enterprise Group, Inc.		32,125		2,367,612
Spire, Inc.		24,541		1,490,375
UGI Corp.		67,199		1,538,857
Vistra Corp.		8,523		732,808
				28,581,681
Total Common Stocks (cost $364,173,366)				430,628,891
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,736,636)	5.42	3,736,636	[d]	3,736,636

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $281,310)	5.42	281,310	[d]	281,310
Total Investments (cost $368,191,312)		100.1%		434,646,837
Liabilities, Less Cash and Receivables		(.1%)		(357,563)
Net Assets		100.0%		434,289,274

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $7,508,390 and the value of the collateral was $7,745,411, consisting of cash collateral of $281,310 and U.S. Government & Agency securities valued at $7,464,101. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	931,013	20,098,382	(17,292,759)	3,736,636	50,912
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	694,652	15,415,555	(15,828,897)	281,310	24,086	††
Total – 1.0%	1,625,665	35,513,937	(33,121,656)	4,017,946	74,998

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,508,390)—Note 1(c):
Unaffiliated issuers	364,173,366	430,628,891
Affiliated issuers	4,017,946	4,017,946
Dividends and securities lending income receivable		446,063
Receivable for shares of Common Stock subscribed		24,821
Tax reclaim receivable—Note 1(b)		2,513
Prepaid expenses		37,895
		435,158,129
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		328,700
Liability for securities on loan—Note 1(c)		281,310
Payable for shares of Common Stock redeemed		154,637
Directors’ fees and expenses payable		4,587
Other accrued expenses		99,621
		868,855
Net Assets ($)		434,289,274
Composition of Net Assets ($):
Paid-in capital		346,725,878
Total distributable earnings (loss)		87,563,396
Net Assets ($)		434,289,274

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	416,093,342	785,512	17,117,774	292,646
Shares Outstanding	7,123,426	15,659	291,874	5,156
Net Asset Value Per Share ($)	58.41	50.16	58.65	56.76

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,009 foreign taxes withheld at source):
Unaffiliated issuers	3,439,603
Affiliated issuers	50,912
Income from securities lending—Note 1(c)	24,086
Total Income	3,514,601
Expenses:
Management fee—Note 3(a)	1,648,565
Shareholder servicing costs—Note 3(c)	676,529
Professional fees	45,992
Registration fees	31,523
Directors’ fees and expenses—Note 3(d)	20,345
Custodian fees—Note 3(c)	15,665
Prospectus and shareholders’ reports	15,155
Chief Compliance Officer fees—Note 3(c)	14,228
Loan commitment fees—Note 2	5,093
Distribution fees—Note 3(b)	3,475
Miscellaneous	29,749
Total Expenses	2,506,319
Less—reduction in expenses due to undertaking—Note 3(a)	(320,902)
Less—reduction in fees due to earnings credits—Note 3(c)	(40,600)
Net Expenses	2,144,817
Net Investment Income	1,369,784
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,964,941
Net change in unrealized appreciation (depreciation) on investments	(602,529)
Net Realized and Unrealized Gain (Loss) on Investments	19,362,412
Net Increase in Net Assets Resulting from Operations	20,732,196

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	1,369,784	3,086,118
Net realized gain (loss) on investments	19,964,941	8,357,931
Net change in unrealized appreciation (depreciation) on investments	(602,529)	53,250,152
Net Increase (Decrease) in Net Assets Resulting from Operations	20,732,196	64,694,201
Distributions ($):
Distributions to shareholders:
Class A	(4,863,666)	(7,035,071)
Class C	(11,273)	(14,960)
Class I	(233,474)	(359,950)
Class Y	(15)	(22)
Total Distributions	(5,108,428)	(7,410,003)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,880,046	5,698,030
Class C	38,157	25,943
Class I	1,628,903	3,284,638
Class Y	291,767	-
Distributions reinvested:
Class A	4,612,694	6,655,557
Class C	11,273	14,960
Class I	227,386	353,428
Cost of shares redeemed:
Class A	(20,450,693)	(33,405,920)
Class C	(536,905)	(477,219)
Class I	(1,958,066)	(4,165,597)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(14,255,438)	(22,016,180)
Total Increase (Decrease) in Net Assets	1,368,330	35,268,018
Net Assets ($):
Beginning of Period	432,920,944	397,652,926
End of Period	434,289,274	432,920,944
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	31,909	110,236
Shares issued for distributions reinvested	75,383	122,092
Shares redeemed	(350,273)	(642,430)
Net Increase (Decrease) in Shares Outstanding	(242,981)	(410,102)
Class Cb
Shares sold	766	585
Shares issued for distributions reinvested	214	324
Shares redeemed	(10,606)	(10,794)
Net Increase (Decrease) in Shares Outstanding	(9,626)	(9,885)
Class Ia
Shares sold	27,674	63,222
Shares issued for distributions reinvested	3,704	6,491
Shares redeemed	(33,313)	(79,798)
Net Increase (Decrease) in Shares Outstanding	(1,935)	(10,085)
Class Y
Shares sold	5,138	-

[a]	During the period ended June 30, 2024, 2,420 Class A shares representing $139,210 were exchange for 2,407 Class I shares.
[b]	During the period ended December 31, 2023, 209 Class C shares representing $8,909 were automatically converted to 180 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
	June 30, 2024	Year Ended December 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	56.34	49.01	61.87	57.91	54.75	48.11
Investment Operations:
Net investment income[a]	.18	.39	.32	.37	.35	.21
Net realized and unrealized gain (loss) on investments	2.56	7.89	(8.86)	14.57	4.41	7.94
Total from Investment Operations	2.74	8.28	(8.54)	14.94	4.76	8.15
Distributions:
Dividends from net investment income	(.02)	(.42)	(.36)	(.30)	(.39)	(.25)
Dividends from net realized gain on investments	(.65)	(.53)	(3.96)	(10.68)	(1.21)	(1.26)
Total Distributions	(.67)	(.95)	(4.32)	(10.98)	(1.60)	(1.51)
Net asset value, end of period	58.41	56.34	49.01	61.87	57.91	54.75
Total Return (%)[b]	4.82[c]	16.96	(14.21)	26.66	9.18	16.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[d]	1.15	1.14	1.13	1.16	1.13
Ratio of net expenses to average net assets	.98[d]	.97	.92	.78	.94	1.12
Ratio of net investment income to average net assets	.61[d]	.75	.60	.56	.70	.39
Portfolio Turnover Rate	31.53[c]	57.46	83.99	90.53	88.91	81.43
Net Assets, end of period ($ x 1,000)	416,093	415,054	381,157	477,538	409,572	425,315

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	48.64	42.38	54.14	52.02	49.44	43.74
Investment Operations:
Net investment (loss)[a]	(.03)	(.01)	(.09)	(.19)	(.10)	(.25)
Net realized and unrealized gain (loss) on investments	2.20	6.80	(7.71)	12.99	3.89	7.21
Total from Investment Operations	2.17	6.79	(7.80)	12.80	3.79	6.96
Distributions:
Dividends from net realized gain on investments	(.65)	(.53)	(3.96)	(10.68)	(1.21)	(1.26)
Net asset value, end of period	50.16	48.64	42.38	54.14	52.02	49.44
Total Return (%)[b]	4.42[c]	16.07	(14.87)	25.51	8.17	15.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.10[d]	2.06	2.03	2.02	2.09	2.02
Ratio of net expenses to average net assets	1.74[d]	1.71	1.71	1.67	1.87	2.01
Ratio of net investment (loss) to average net assets	(.14)[d]	(.01)	(.19)	(.33)	(.22)	(.51)
Portfolio Turnover Rate	31.53[c]	57.46	83.99	90.53	88.91	81.43
Net Assets, end of period ($ x 1,000)	786	1,230	1,490	2,241	2,109	2,646

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	56.62	49.37	62.45	58.44	55.31	48.52
Investment Operations:
Net investment income[a]	.25	.52	.45	.51	.46	.32
Net realized and unrealized gain (loss) on investments	2.59	7.94	(8.92)	14.70	4.43	8.03
Total from Investment Operations	2.84	8.46	(8.47)	15.21	4.89	8.35
Distributions:
Dividends from net investment income	(.16)	(.68)	(.65)	(.52)	(.55)	(.30)
Dividends from net realized gain on investments	(.65)	(.53)	(3.96)	(10.68)	(1.21)	(1.26)
Total Distributions	(.81)	(1.21)	(4.61)	(11.20)	(1.76)	(1.56)
Net asset value, end of period	58.65	56.62	49.37	62.45	58.44	55.31
Total Return (%)	4.96[b]	17.25	(14.00)	26.91	9.40	17.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[c]	.95	.93	.92	.96	.93
Ratio of net expenses to average net assets	.73[c]	.73	.68	.57	.74	.92
Ratio of net investment income to average net assets	.87[c]	1.00	.84	.77	.91	.59
Portfolio Turnover Rate	31.53[b]	57.46	83.99	90.53	88.91	81.43
Net Assets, end of period ($ x 1,000)	17,118	16,636	15,004	20,137	19,515	24,057

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	54.84	47.86	60.64	56.94	53.82	47.75
Investment Operations:
Net investment income[a]	.24	.51	.48	.55	.47	.36
Net realized and unrealized gain (loss) on investments	2.49	7.68	(8.65)	14.35	4.41	7.80
Total from Investment Operations	2.73	8.19	(8.17)	14.90	4.88	8.16
Distributions:
Dividends from net investment income	(.16)	(.68)	(.65)	(.52)	(.55)	(.83)
Dividends from net realized gain on investments	(.65)	(.53)	(3.96)	(10.68)	(1.21)	(1.26)
Total Distributions	(.81)	(1.21)	(4.61)	(11.20)	(1.76)	(2.09)
Net asset value, end of period	56.76	54.84	47.86	60.64	56.94	53.82
Total Return (%)	4.93[b]	17.22	(13.92)	27.10	9.63	17.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.85	.84	.83	.85	.84
Ratio of net expenses to average net assets	.75[c]	.75	.66	.48	.63	.84
Ratio of net investment income to average net assets	.85[c]	1.00	.91	.85	.96	.68
Portfolio Turnover Rate	31.53[b]	57.46	83.99	90.53	88.91	81.43
Net Assets, end of period ($ x 1,000)	293	1	1	1	1	1

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Active MidCap Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 270 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (90 million shares authorized), Class C (15 million shares authorized), Class I (65 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	430,628,891	-	-	430,628,891
Investment Companies	4,017,946	-	-	4,017,946

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $3,284 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	7,508,390		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	7,508,390		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,508,390)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $3,266,080 and long-term capital gains $4,143,923. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2024 until May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after May 1, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $320,902 during the period ended June 30, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended June 30, 2024, the Distributor retained $1,291 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2024, Class C shares were charged $3,475 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2024, Class A and Class C shares were charged $527,098 and $1,158, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $71,463 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $40,600.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $15,665 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $14,228 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $268,695, Distribution Plan fees of $481, Shareholder Services Plan fees of $86,015, Custodian fees of $10,162, Chief Compliance Officer fees of $4,920 and Transfer Agent fees of $23,028, which are offset against an expense reimbursement currently in effect in the amount of $64,601.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2024, amounted to $138,295,228 and $159,131,999, respectively.

At June 30, 2024, accumulated net unrealized appreciation on investments was $66,455,525, consisting of $86,224,975 gross unrealized appreciation and $19,769,450 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

This page intentionally left blank.

© 2024 BNY Mellon Securities Corporation Code-0085NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 19, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)